Operating Segments Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 569,997,133	$ 20,547,842	$ 476,978,710	$ 413,182,184
Packaging and EMS segments [member] | Customer One [member]
Disclosure of operating segments [line items]
Operating revenue	$ 158,624,032	$ 5,718,242	$ 145,952,908	103,987,781
Packaging And Testing segments [member] | Customer Two [member]
Disclosure of operating segments [line items]
Operating revenue				$ 44,653,072